N-2	Feb. 27, 2025
Cover [Abstract]
Entity Central Index Key	0001572694
Amendment Flag	false
Securities Act File Number	814-00998
Document Type	8-K
Entity Registrant Name	GOLDMAN SACHS BDC, INC.
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Entity Emerging Growth Company	false